Commitments and contingencies - Summary of Certain Payments Over the Next Five Years (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of commitments and contingencies [line items]
Long-term debt	$ 461		$ 419
Transportation	34	$ 41
Power infrastructure	9	9
Interest obligations	50
Office lease (before recoveries)	126	201
Lease liability	9
Decommissioning liability	107	$ 129
Total	796
2020 [member]
Disclosure of commitments and contingencies [line items]
Transportation	9
Power infrastructure	7
Interest obligations	26
Office lease (before recoveries)	24
Lease liability	1
Decommissioning liability	13
Total	80
2021 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	461
Transportation	7
Power infrastructure	2
Interest obligations	24
Office lease (before recoveries)	25
Lease liability	1
Decommissioning liability	6
Total	526
2022 [member]
Disclosure of commitments and contingencies [line items]
Transportation	5
Office lease (before recoveries)	25
Lease liability	1
Decommissioning liability	1
Total	32
2023 [member]
Disclosure of commitments and contingencies [line items]
Transportation	3
Office lease (before recoveries)	25
Decommissioning liability	1
Total	29
2024 [member]
Disclosure of commitments and contingencies [line items]
Transportation	2
Office lease (before recoveries)	25
Decommissioning liability	1
Total	28
Thereafter [member]
Disclosure of commitments and contingencies [line items]
Transportation	8
Office lease (before recoveries)	2
Lease liability	6
Decommissioning liability	85
Total	$ 101